Equity Transactions - Schedule of Value of Warrants (Details) (USD $)	0 Months Ended		1 Months Ended
	Mar. 10, 2014	Dec. 11, 2013	Oct. 29, 2013
Accounting Policies [Abstract]
Date	Mar. 10, 2014	Dec. 11, 2013	Oct. 29, 2013
Warrants	$ 83,334	$ 250,000	$ 250,000
Stock price on grant date	$ 0.02	$ 0.02	$ 0.30
Exercise price	$ 0.50	$ 0.50	$ 0.50
Expected life	1 year	1 year	1 year
Volatility	65.00%	64.00%	147.00%
Risk-free rate	0.13%	0.11%	0.12%
Calculated value	0	0	10,473
Fair value allocation of proceeds	$ 0	$ 0	$ 7,381